Share-based payments - Summary of fair value performance shares (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩) [1]
Vested at December 31, 2019
Fair value performance shares [Line Items]
Fair value per share	₩ 44,222
Vested at December 31, 2020
Fair value performance shares [Line Items]
Fair value per share	33,122
Vested at December 31, 2021
Fair value performance shares [Line Items]
Fair value per share	37,387
Vested at December 31, 2022
Fair value performance shares [Line Items]
Fair value per share	37,081
Not Expired performance shares
Fair value performance shares [Line Items]
Fair value per share	₩ 35,200

[1]	Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two month, the previous one month, and the past one week) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock to be paid in the future is assessed as the closing price of the settlement.